Capital Stock (Preferred Stock) (Narrative) (Details) - $ / shares shares in Millions	Sep. 30, 2016	Sep. 30, 2015
Class of Stock [Line Items]
Preferred stock, shares authorized	25.0
Perferred stock, par value, per share	$ 1
Preferred stock, shares issued	0.0	0.0
Preferred stock, shares outstanding	0.0	0.0
Series A Junior Participating Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2.5
Preferred stock, shares issued	0.0	0.0
Preferred stock, shares outstanding	0.0	0.0